Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments (Note 8)	$ 51,590	$ 36,729
Current derivative financial liabilities	(1,906)	(2,815)
Financial assets	102,728	78,874
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,590	36,729
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,138	42,145
Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Warrants [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,092
Warrants [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
Warrants [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,092
Warrants [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
Zinc contracts [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(716)	(1,769)
Zinc contracts [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Zinc contracts [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(716)	(1,769)
Zinc contracts [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Lead contracts [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(243)	(54)
Lead contracts [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0
Lead contracts [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(243)	(54)
Lead contracts [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0
Copper contracts [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(891)
Copper contracts [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0
Copper contracts [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(891)
Copper contracts [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0
Currency swap contract [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(56)	(992)
Currency swap contract [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Currency swap contract [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(56)	(992)
Currency swap contract [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Short-term investments [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments (Note 8)	51,590	36,729
Short-term investments [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments (Note 8)	51,590	36,729
Short-term investments [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments (Note 8)	0	0
Short-term investments [member] | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments (Note 8)	0	0
Trade receivables from provisional concentrate sales [member] | Trade and other receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,952	44,960
Trade receivables from provisional concentrate sales [member] | Trade and other receivables | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Trade and other receivables | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,952	44,960
Trade receivables from provisional concentrate sales [member] | Trade and other receivables | Level 3 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0	$ 0